AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 92.7%
Common Stocks — 59.1%
Australia — 0.7%
Charter Hall Group, REIT	168,986	$ 1,331,536
CIMIC Group Ltd.	42,771	910,810
CSL Ltd.	15,478	2,447,450
Dexus, REIT	232,683	1,877,682
Domino’s Pizza Enterprises Ltd.	99,068	3,105,688
Goodman Group, REIT	355,839	3,412,163
Macquarie Group Ltd.	60,503	5,355,416
Mirvac Group, REIT	1,202,251	2,480,902
NRW Holdings Ltd.	428,237	672,781
OceanaGold Corp.	30,378	79,336
Qantas Airways Ltd.	697,683	2,968,644
Rio Tinto PLC	134,783	6,983,923
		31,626,331
Austria — 0.2%
ANDRITZ AG	43,392	1,779,797
KTM Industries AG(a)	12,859	683,548
OMV AG	41,786	2,244,345
Raiffeisen Bank International AG	41,921	973,773
UNIQA Insurance Group AG	177,816	1,608,283
Wienerberger AG	76,200	1,855,919
		9,145,665
Belgium — 0.2%
Ageas	61,582	3,414,265
Colruyt SA	22,566	1,236,458
UCB SA	34,649	2,514,739
		7,165,462
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	5,501	1,064,168
Triton International Ltd.(a)	14,002	473,828
		1,537,996
Brazil — 0.4%
Banco Santander Brasil SA, UTS	74,000	809,646
Construtora Tenda SA	76,400	457,302
Cosan Ltd. (Class A Stock)*	30,870	459,963
Lojas Renner SA	93,878	1,138,076
Oi SA, ADR*(a)	67,399	74,139
Qualicorp Consultoria e Corretora de Seguros SA	53,800	401,530
Raia Drogasil SA	61,107	1,409,816
Santos Brasil Participacoes SA	261,300	398,715
Sao Martinho SA	185,500	843,801
SLC Agricola SA	82,800	356,712
StoneCo Ltd. (Class A Stock)*(a)	272,525	9,478,420
Suzano SA	51,675	419,748
Telefonica Brasil SA, ADR(a)	46,666	614,591
Tupy SA	48,200	208,231
Vale SA*	128,300	1,480,331
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	71,600	238,153
YDUQS Part	51,200	442,630
		19,231,804
	Shares	Value
Common Stocks (continued)
Canada — 2.1%
Aecon Group, Inc.	13,446	$ 185,119
Alimentation Couche-Tard, Inc. (Class B Stock)	383,786	11,761,114
Badger Daylighting Ltd.	21,382	656,703
Bank of Montreal	26,413	1,945,413
Bank of Nova Scotia (The)	11,406	647,848
Canadian Apartment Properties REIT	52,125	2,143,072
Canadian National Railway Co.	35,185	3,159,307
Canadian Natural Resources Ltd.	5,899	156,953
Canadian Tire Corp. Ltd. (Class A Stock)	23,364	2,621,826
Capital Power Corp.	49,455	1,145,246
CCL Industries, Inc. (Class B Stock)	799	32,229
Cogeco Communications, Inc.	2,625	211,549
Constellation Software, Inc.	6,725	6,716,371
Dream Global Real Estate Investment Trust, REIT	20,484	256,968
Emera, Inc.	4,133	181,436
Empire Co. Ltd. (Class A Stock)	12,615	341,548
Enbridge, Inc.	43,481	1,526,110
Entertainment One Ltd.	134,628	936,292
Fairfax Financial Holdings Ltd.	80	35,264
Genworth MI Canada, Inc.(a)	28,483	1,130,849
Husky Energy, Inc.	182,172	1,281,536
iA Financial Corp., Inc.	24,311	1,106,322
IAMGOLD Corp.*	37,296	127,243
Laurentian Bank of Canada(a)	10,885	369,968
Linamar Corp.	18,117	588,972
Loblaw Cos. Ltd.	57,470	3,273,341
Magna International, Inc.	115,594	6,161,640
Manulife Financial Corp.	448,760	8,231,021
Methanex Corp.	33,450	1,186,915
Metro, Inc.	51,810	2,281,071
Nutrien Ltd.	118,312	5,893,944
Open Text Corp.	54,978	2,242,526
Power Corp. of Canada	157,177	3,620,819
Restaurant Brands International, Inc. (NYSE)	16,900	1,202,266
Restaurant Brands International, Inc. (XTSE)	65,335	4,645,475
Rogers Communications, Inc. (Class B Stock)	81,211	3,955,577
Shopify, Inc. (Class A Stock)*	15,975	4,978,769
Suncor Energy, Inc.	25,115	792,207
TC Energy Corp.	69,048	3,575,267
Teck Resources Ltd. (Class B Stock)	173,408	2,811,491
TFI International, Inc.	24,029	735,643
Toronto-Dominion Bank (The)	149,834	8,736,594
Transcontinental, Inc. (Class A Stock)	7,708	90,063
		103,679,887
Chile — 0.0%
AES Gener SA	737,780	160,376
CAP SA	24,823	216,178
Empresas CMPC SA	195,057	453,702
Enel Chile SA	5,498,788	475,332
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Chile (cont’d.)
Latam Airlines Group SA	17,240	$ 190,570
		1,496,158
China — 1.5%
Alibaba Group Holding Ltd., ADR*	101,840	17,030,703
Anhui Conch Cement Co. Ltd. (Class H Stock)	145,000	862,950
Ausnutria Dairy Corp. Ltd.*	479,000	627,798
Baidu, Inc., ADR*	5,048	518,733
Bank of China Ltd. (Class H Stock)	4,675,000	1,840,655
Bank of Communications Co. Ltd. (Class H Stock)	1,571,000	1,026,287
China Aircraft Leasing Group Holdings Ltd.	147,500	150,785
China Aoyuan Group Ltd.	399,000	453,358
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,495,000	294,152
China CITIC Bank Corp. Ltd. (Class H Stock)	440,000	234,799
China Communications Services Corp. Ltd. (Class H Stock)	550,000	311,581
China Construction Bank Corp. (Class H Stock)	4,042,000	3,080,638
China Lilang Ltd.	253,000	201,710
China Minsheng Banking Corp. Ltd. (Class H Stock)	657,500	447,385
China Mobile Ltd., ADR	30,239	1,251,895
China Petroleum & Chemical Corp. (Class H Stock)	1,676,000	997,042
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	198,000	122,695
China Resources Cement Holdings Ltd.	620,000	622,790
China Sunshine Paper Holdings Co. Ltd.	1,125,000	159,281
China Suntien Green Energy Corp. Ltd. (Class H Stock)	1,012,000	277,914
China Telecom Corp. Ltd. (Class H Stock)	1,550,000	706,786
China Yuchai International Ltd.	9,197	119,101
China Zhongwang Holdings Ltd.	382,800	156,237
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	599,000	319,493
CITIC Ltd.	2,238,000	2,830,593
CITIC Telecom International Holdings Ltd.	472,000	171,678
CNOOC Ltd.	773,000	1,180,396
Country Garden Holdings Co. Ltd.	478,000	606,959
Future Land Development Holdings Ltd.*	682,000	597,074
Great Wall Motor Co. Ltd. (Class H Stock)	602,000	405,064
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	76,000	252,072
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	272,000	262,169
Hollysys Automation Technologies Ltd.	13,575	206,204
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Hua Hong Semiconductor Ltd., 144A	201,000	$ 401,661
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,000,000	1,340,546
Jupai Holdings Ltd., ADR*(a)	22,317	52,222
Legend Holdings Corp. (Class H Stock), 144A	92,500	200,415
Livzon Pharmaceutical Group, Inc. (Class H Stock)	70,590	181,420
Luye Pharma Group Ltd., 144A	542,000	387,529
Metallurgical Corp. of China Ltd. (Class H Stock)	592,000	132,926
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	211,500	2,437,776
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	1,381,000	844,154
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	194,200	352,601
Shenzhen Expressway Co. Ltd. (Class H Stock)	304,000	396,541
Shenzhou International Group Holdings Ltd.	73,000	954,787
Sichuan Expressway Co. Ltd. (Class H Stock)	540,000	160,472
SINA Corp.*	2,869	112,436
Springland International Holdings Ltd.	990,000	195,829
TAL Education Group, ADR*	54,375	1,861,800
Tencent Holdings Ltd.	417,243	17,574,438
Tian Ge Interactive Holdings Ltd., 144A*	409,000	104,570
Tianjin Capital Environmental Protection Group Co. Ltd. (Class H Stock)	696,000	239,752
Tingyi Cayman Islands Holding Corp.	404,000	569,265
Uni-President China Holdings Ltd.	479,000	519,192
Weibo Corp., ADR*(a)	72,132	3,227,907
West China Cement Ltd.	1,358,000	222,605
Xtep International Holdings Ltd.	791,000	428,479
Yangzijiang Shipbuilding Holdings Ltd.	2,763,400	1,922,932
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	61,200	298,875
Yuexiu Property Co. Ltd.	1,730,000	375,858
Yuexiu Transport Infrastructure Ltd.	348,000	300,467
Yuzhou Properties Co. Ltd.	660,000	263,252
Zhejiang Expressway Co. Ltd. (Class H Stock)	388,000	335,708
		74,723,392
Colombia — 0.0%
Ecopetrol SA	319,239	271,078
Grupo Aval Acciones y Valores SA, ADR(a)	20,140	150,245
Interconexion Electrica SA ESP	39,793	208,570
		629,893
Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	82,509	254,393

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark — 0.9%
Ambu A/S (Class B Stock)(a)	818,020	$ 13,577,802
Carlsberg A/S (Class B Stock)	17,479	2,584,009
Coloplast A/S (Class B Stock)	11,576	1,393,115
DSV A/S	75,166	7,149,897
FLSmidth & Co. A/S	31,168	1,359,093
ISS A/S	53,246	1,318,231
Netcompany Group A/S, 144A*	163,170	6,509,701
Novo Nordisk A/S (Class B Stock)	77,103	3,968,013
Ow Bunker A/S*^(d)	53,469	—
Royal Unibrew A/S	16,875	1,392,237
SimCorp A/S	32,361	2,842,682
Topdanmark A/S	8,319	401,367
		42,496,147
Finland — 0.3%
Huhtamaki OYJ	40,461	1,613,576
Kojamo OYJ	73,000	1,200,643
Neste OYJ	66,861	2,214,580
Stora Enso OYJ (Class R Stock)	205,492	2,479,158
UPM-Kymmene OYJ	166,279	4,917,579
Valmet OYJ	70,294	1,364,855
		13,790,391
France — 1.8%
Alten SA	4,896	559,338
Atos SE	42,186	2,975,670
AXA SA	121,223	3,095,541
Bouygues SA	82,970	3,328,486
Cie Generale des Etablissements Michelin SCA	51,654	5,761,273
Credit Agricole SA	110,022	1,335,866
Dassault Systemes SE	32,586	4,650,639
Eiffage SA	32,494	3,368,550
Faurecia SE	77,419	3,676,160
Hermes International	4,325	2,989,128
Ingenico Group SA	24,287	2,366,503
Interparfums SA	44,370	1,902,167
Ipsen SA	14,230	1,351,957
Korian SA	31,147	1,281,598
L’Oreal SA	15,600	4,365,871
Nexity SA	48,744	2,321,695
Orange SA	298,784	4,686,884
Peugeot SA	144,506	3,604,231
Renault SA	40,662	2,333,635
Sanofi	105,353	9,777,751
Sartorius Stedim Biotech	19,497	2,729,195
Sodexo SA	18,313	2,054,299
SPIE SA	82,548	1,654,044
Teleperformance	11,065	2,398,185
TOTAL SA	120,469	6,281,841
Vinci SA	70,959	7,639,855
		88,490,362
Germany — 2.0%
Aareal Bank AG	49,023	1,491,949
alstria office REIT-AG	84,964	1,459,338
Aroundtown SA	328,907	2,691,612
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Bayerische Motoren Werke AG	32,241	$ 2,268,827
Bechtle AG(a)	78,182	7,960,530
CANCOM SE	56,014	3,035,129
Deutsche Lufthansa AG	119,263	1,895,651
Deutsche Pfandbriefbank AG, 144A	135,642	1,658,337
Deutsche Telekom AG	324,758	5,449,999
Evotec SE*(a)	36,643	817,438
Fraport AG Frankfurt Airport Services Worldwide	11,699	993,139
GRENKE AG(a)	68,464	5,658,105
Hannover Rueck SE	12,127	2,051,380
Hella GmbH & Co. KGaA	25,600	1,143,708
HOCHTIEF AG	16,513	1,885,898
Infineon Technologies AG	438,390	7,910,616
Jenoptik AG	77,800	1,928,875
Mercer International, Inc.	19,505	244,593
Merck KGaA	28,365	3,193,794
MTU Aero Engines AG	15,489	4,122,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,900	4,372,144
Salzgitter AG	46,557	782,868
SAP SE	68,329	8,039,242
Scout24 AG, 144A	32,007	1,825,846
Siltronic AG	29,679	2,255,418
Stroeer SE & Co. KGaA	38,995	2,969,976
TAG Immobilien AG*	40,997	935,632
TLG Immobilien AG	82,909	2,256,556
TUI AG (XETR)	105,527	1,227,563
TUI AG (XLON)(a)	78,494	913,304
Vonovia SE	93,140	4,727,520
Wirecard AG	35,960	5,769,398
Zalando SE, 144A*	50,969	2,340,002
		96,276,596
Ghana — 0.1%
Tullow Oil PLC	872,737	2,290,733
Hong Kong — 0.4%
AIA Group Ltd.	1,088,747	10,296,850
China Water Affairs Group Ltd.	244,000	189,743
CK Asset Holdings Ltd.	334,000	2,262,258
CK Hutchison Holdings Ltd.	379,500	3,354,178
Emperor Entertainment Hotel Ltd.	530,000	103,468
Emperor Watch & Jewellery Ltd.	3,920,000	85,045
Jardine Strategic Holdings Ltd.	14,200	423,018
Johnson Electric Holdings Ltd.	71,000	127,736
Kerry Properties Ltd.	150,000	463,249
Organic Tea Cosmetics Holdings Co. Ltd.	57,558	91,304
Swire Pacific Ltd. (Class A Stock)	93,000	870,335
Texhong Textile Group Ltd.	136,000	124,876
Tongda Group Holdings Ltd.	1,440,000	101,905
WH Group Ltd., 144A	513,000	460,564
Xinyi Glass Holdings Ltd.	1,554,000	1,710,152
		20,664,681

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Hungary — 0.0%
Magyar Telekom Telecommunications PLC	170,316	$ 243,855
India — 0.2%
HDFC Bank Ltd., ADR	192,398	10,976,306
Vedanta Ltd., ADR	48,476	420,772
		11,397,078
Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT	17,904,811	2,236,834
Aneka Tambang Tbk	2,517,600	173,953
Bank Central Asia Tbk PT	1,124,474	2,409,626
Erajaya Swasembada Tbk PT	1,703,400	220,067
Japfa Comfeed Indonesia Tbk PT	1,962,300	219,123
Pool Advista Indonesia Tbk PT*	866,400	106,310
Sri Rejeki Isman Tbk PT	5,886,900	132,171
		5,498,084
Ireland — 0.3%
AerCap Holdings NV*	84,941	4,650,520
Dalata Hotel Group PLC	268,404	1,436,885
Keywords Studios PLC	49,887	703,434
Kingspan Group PLC	117,353	5,730,751
Origin Enterprises PLC	99,302	555,343
Ryanair Holdings PLC, ADR*	40,883	2,713,813
		15,790,746
Israel — 0.3%
Bank Leumi Le-Israel BM	313,642	2,231,637
Israel Corp. Ltd. (The)*	3,066	688,992
Israel Discount Bank Ltd. (Class A Stock)	579,667	2,546,955
Kornit Digital Ltd.*(a)	38,620	1,188,724
Wix.com Ltd.*(a)	80,189	9,361,264
		16,017,572
Italy — 0.6%
A2A SpA	818,254	1,501,795
Amplifon SpA	61,227	1,501,866
Buzzi Unicem SpA	83,991	1,927,456
De’ Longhi SpA	62,799	1,184,743
DiaSorin SpA	8,300	965,795
Enel SpA	1,362,601	10,184,916
ERG SpA	48,813	984,587
Fincantieri SpA(a)	420,763	447,846
FinecoBank Banca Fineco SpA	164,000	1,738,367
Iren SpA	334,184	975,413
Poste Italiane SpA, 144A	354,573	4,034,470
Unipol Gruppo SpA	260,464	1,387,459
UnipolSai Assicurazioni SpA	529,720	1,408,322
		28,243,035
Japan — 2.1%
ABC-Mart, Inc.	19,900	1,267,800
AGC, Inc.	111,900	3,483,274
Chubu Electric Power Co., Inc.	156,300	2,269,274
Fancl Corp.	35,800	959,578
Fuji Media Holdings, Inc.	78,900	1,019,866
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
GMO Payment Gateway, Inc.	13,300	$ 897,603
Hitachi Ltd.	95,200	3,567,967
Honda Motor Co. Ltd.	136,300	3,545,642
ITOCHU Corp.	224,700	4,649,716
Keyence Corp.	9,640	6,008,254
Kinden Corp.	30,700	457,724
Makino Milling Machine Co. Ltd.	26,000	1,139,628
Marubeni Corp.	673,400	4,494,673
Medipal Holdings Corp.	51,300	1,147,630
Meitec Corp.	9,100	448,159
Mitsubishi Chemical Holdings Corp.	668,900	4,789,600
Mitsubishi Corp.	164,200	4,041,888
Mitsui & Co. Ltd.	389,400	6,395,196
MonotaRO Co. Ltd.	127,024	3,351,835
NEC Corp.	90,400	3,838,442
Nippon Light Metal Holdings Co. Ltd.	269,900	487,760
Nippon Telegraph & Telephone Corp.	133,400	6,373,855
Nippon Television Holdings, Inc.	44,400	571,049
Nishimatsu Construction Co. Ltd.	25,100	468,944
Obayashi Corp.	122,700	1,229,287
Rengo Co. Ltd.	125,300	906,950
Ricoh Co. Ltd.	249,900	2,262,650
Sawai Pharmaceutical Co. Ltd.	20,800	1,078,970
Sekisui House Ltd.	171,300	3,383,281
Showa Denko KK	66,600	1,762,218
Sojitz Corp.	876,800	2,729,418
Sumitomo Corp.	379,400	5,949,442
Sumitomo Forestry Co. Ltd.	58,900	788,071
Sushiro Global Holdings Ltd.	11,600	782,547
Teijin Ltd.	78,400	1,514,060
TIS, Inc.	22,900	1,326,508
Tokyo Seimitsu Co. Ltd.	32,300	958,152
Toyo Suisan Kaisha Ltd.	43,900	1,766,012
Toyota Motor Corp.	127,500	8,558,200
		100,671,123
Jordan — 0.0%
Hikma Pharmaceuticals PLC	45,684	1,236,464
Malaysia — 0.1%
Gadang Holdings Bhd	1,287,900	200,547
Genting Bhd	351,300	482,218
Hengyuan Refining Co. Bhd*	102,200	107,266
Hong Leong Bank Bhd	31,700	123,955
Malaysia Airports Holdings Bhd	217,500	448,844
Malaysian Pacific Industries Bhd	137,200	299,905
MISC Bhd	94,900	177,137
Petronas Chemicals Group Bhd	479,300	863,268
Press Metal Aluminium Holdings Bhd	406,400	461,560
RHB Bank Bhd	464,800	627,035
Sunway Bhd	463,681	190,325
Unisem M Bhd	224,100	103,485
		4,085,545
Mexico — 0.0%
Corp Inmobiliaria Vesta SAB de CV	148,000	227,092
Industrias Bachoco SAB de CV, ADR	13,488	717,966

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Industrias Bachoco SAB de CV (Class B Stock)	48,400	$ 212,618
Industrias CH SAB de CV (Class B Stock)*	34,000	141,279
Macquarie Mexico Real Estate Management SA de CV, REIT, 144A	275,600	347,747
Megacable Holdings SAB de CV, UTS	57,900	233,225
Vitro SAB de CV (Class A Stock)	83,600	182,968
		2,062,895
Netherlands — 1.1%
Aalberts NV	33,549	1,330,293
Aegon NV	900,044	3,742,793
ASM International NV	21,427	1,972,297
ASML Holding NV	47,254	11,743,888
ASR Nederland NV	84,132	3,109,818
IMCD NV	18,528	1,371,084
Koninklijke Ahold Delhaize NV	279,225	6,980,391
Koninklijke DSM NV	18,492	2,225,612
NN Group NV	123,117	4,368,963
OCI NV*	49,700	1,176,371
Royal Dutch Shell PLC (Class A Stock)	162,413	4,782,390
Royal Dutch Shell PLC (Class B Stock)	134,588	3,966,747
Signify NV, 144A	57,948	1,593,909
uniQure NV*	4,633	182,355
Wolters Kluwer NV	67,141	4,906,277
		53,453,188
New Zealand — 0.1%
Auckland International Airport Ltd.	105,590	604,156
Mainfreight Ltd.	149,241	3,731,448
		4,335,604
Norway — 0.2%
DNO ASA	566,733	818,416
Elkem ASA, 144A	447,146	1,090,318
Grieg Seafood ASA	35,329	432,062
Hermitage Offshore Services Ltd.*	124	143
Leroy Seafood Group ASA	223,210	1,356,050
Mowi ASA	91,470	2,115,016
PGS ASA*	571,150	777,202
Salmar ASA	32,306	1,417,923
Storebrand ASA	373,087	2,357,831
		10,364,961
Philippines — 0.0%
DMCI Holdings, Inc.	613,050	98,337
Jollibee Foods Corp.	293,264	1,257,176
		1,355,513
Poland — 0.0%
Asseco Poland SA	22,635	288,106
KGHM Polska Miedz SA*	23,098	461,436
Tauron Polska Energia SA*	595,220	230,024
		979,566
	Shares	Value
Common Stocks (continued)
Puerto Rico — 0.1%
Popular, Inc.	72,778	$ 3,935,834
Russia — 0.1%
Globaltrans Investment PLC, GDR	22,510	194,199
Magnitogorsk Iron & Steel Works PJSC, GDR	24,792	192,575
Novolipetsk Steel PJSC, GDR	23,311	505,965
Severstal PJSC, GDR	51,466	738,686
TCS Group Holding PLC, GDR	16,479	289,003
VTB Bank PJSC, GDR(a)	220,559	286,140
		2,206,568
Singapore — 0.1%
BOC Aviation Ltd., 144A	268,500	2,483,201
CapitaLand Mall Trust, REIT	1,012,900	1,927,091
Singapore Airlines Ltd.	111,400	737,418
		5,147,710
South Africa — 0.4%
Anglo American PLC	256,052	5,878,657
Astral Foods Ltd.	16,774	162,967
Emira Property Fund Ltd., REIT	142,844	116,240
Investec Ltd.	216,729	1,142,585
Liberty Holdings Ltd.	41,032	304,488
Momentum Metropolitan Holdings	166,204	205,166
MultiChoice Group*	4,059	31,570
Naspers Ltd. (Class N Stock)	5,560	840,920
Nedbank Group Ltd.	51,214	767,168
Old Mutual Ltd.(a)	314,668	401,585
PSG Group Ltd.	433,642	6,041,554
RMB Holdings Ltd.	131,191	649,897
Standard Bank Group Ltd.	51,908	598,791
Super Group Ltd.*	65,502	120,160
Telkom SA SOC Ltd.	157,399	733,138
Tsogo Sun Gaming Ltd.	106,849	92,939
Tsogo Sun Hotels Ltd.*	106,849	28,643
		18,116,468
South Korea — 0.4%
Autech Corp.	14,707	144,561
Daesang Corp.	8,593	160,113
Daewoong Co. Ltd.	13,413	165,901
Daou Technology, Inc.	6,966	115,988
Dentium Co. Ltd.	7,329	402,976
DGB Financial Group, Inc.	24,089	150,246
Dong-A Socio Holdings Co. Ltd.	1,678	122,526
Doosan Infracore Co. Ltd.*	32,595	172,009
DY POWER Corp.	9,007	74,607
Green Cross Holdings Corp.	5,806	101,141
GS Holdings Corp.	10,786	453,823
Hana Financial Group, Inc.	29,063	857,416
Hanjin Kal Corp.	8,363	190,094
Hankook Tire & Technology Co. Ltd.	4,297	115,955
Hanwha General Insurance Co. Ltd.	35,265	88,854
HB Technology Co. Ltd.	87,107	229,775
Huons Co. Ltd.	3,758	132,959
Huons Global Co. Ltd.	3,771	89,244
Hyosung Corp.	6,769	475,423

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Hyundai Corp. Holdings, Inc.	6,016	$ 79,510
Industrial Bank of Korea	53,510	590,816
JB Financial Group Co. Ltd.	28,893	135,918
KCC Engineering & Construction Co. Ltd.	14,497	81,609
Korea Asset In Trust Co. Ltd.	41,701	117,508
Korea Electric Power Corp., ADR*(a)	23,277	252,323
Korea Real Estate Investment & Trust Co. Ltd.	71,319	124,733
Korean Reinsurance Co.	40,691	272,797
Kwang Dong Pharmaceutical Co. Ltd.	21,371	120,907
LG Household & Health Care Ltd.	2,197	2,404,655
Lotte Non-Life Insurance Co. Ltd.*	117,771	209,311
Mecaro Co. Ltd.	7,472	86,392
Orion Holdings Corp.	12,342	164,196
PSK Holdings, Inc.	4,544	28,818
PSK, Inc.*	12,054	176,174
Samjin Pharmaceutical Co. Ltd.	2,732	57,700
Samsung Electronics Co. Ltd.	172,662	7,088,470
SK Hynix, Inc.	35,279	2,430,952
SK Telecom Co. Ltd.	1,044	210,720
Taekwang Industrial Co. Ltd.	105	99,293
Taeyoung Engineering & Construction Co. Ltd.	21,141	235,492
Ubiquoss, Inc.	4,029	113,619
UniTest, Inc.	17,908	211,211
Woongjin Thinkbig Co. Ltd.*	65,190	130,635
		19,667,370
Spain — 0.5%
Acciona SA(a)	10,421	1,102,493
ACS Actividades de Construccion y Servicios SA	65,925	2,635,489
Banco Santander SA	979,970	3,994,170
Cia de Distribucion Integral Logista Holdings SA	39,754	775,648
CIE Automotive SA	22,883	574,534
Enagas SA	58,065	1,344,687
Ence Energia y Celulosa SA(a)	133,930	510,138
Global Dominion Access SA, 144A*	35,179	141,451
Iberdrola SA	586,137	6,095,160
Merlin Properties Socimi SA, REIT	101,877	1,423,110
Repsol SA	360,150	5,629,305
		24,226,185
Sweden — 0.8%
AAK AB	88,200	1,710,677
AddTech AB (Class B Stock)	165,164	4,298,132
Assa Abloy AB (Class B Stock)	95,119	2,116,788
Atlas Copco AB (Class A Stock)	129,671	3,988,531
Betsson AB*	86,034	415,694
BioGaia AB (Class B Stock)	42,832	1,883,216
Castellum AB	54,685	1,171,108
Elekta AB (Class B Stock)	98,240	1,295,301
EQT AB*	55,246	490,892
Fastighets AB Balder (Class B Stock)*	32,132	1,217,831
Hexagon AB (Class B Stock)	62,171	2,994,457
Hexpol AB	463,459	3,558,628
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Indutrade AB	56,300	$ 1,579,578
Intrum AB	33,930	853,500
Nibe Industrier AB (Class B Stock)	60,230	763,995
Peab AB	33,666	299,225
Skandinaviska Enskilda Banken AB (Class A Stock)	421,649	3,876,452
Tobii AB*(a)	203,500	753,654
Trelleborg AB (Class B Stock)	129,994	1,824,377
Vitrolife AB	99,194	1,622,319
Volvo AB (Class B Stock)	78,880	1,108,109
		37,822,464
Switzerland — 1.4%
Baloise Holding AG	15,046	2,694,947
Cembra Money Bank AG	8,922	930,245
CRISPR Therapeutics AG*(a)	9,224	378,092
Galenica AG, 144A*	14,299	821,807
Georg Fischer AG	1,842	1,598,352
Interroll Holding AG	1,556	2,885,635
Nestle SA	124,855	13,540,886
Novartis AG	10,016	867,554
OC Oerlikon Corp. AG	138,700	1,392,223
Partners Group Holding AG	5,266	4,033,993
Sika AG	20,934	3,063,008
Stadler Rail AG*(a)	22,456	1,011,217
STMicroelectronics NV	320,658	6,204,264
Sunrise Communications Group AG, 144A*(a)	32,039	2,495,541
Swiss Life Holding AG	12,577	6,015,204
Swiss Re AG	53,403	5,571,698
Temenos AG*	21,219	3,552,769
VAT Group AG, 144A*	18,757	2,364,338
Zurich Insurance Group AG	16,435	6,288,007
		65,709,780
Taiwan — 0.4%
Acter Group Corp. Ltd.	20,000	102,335
AmTRAN Technology Co. Ltd.*	328,000	122,240
Asia Vital Components Co. Ltd.	307,000	377,203
Career Technology MFG. Co. Ltd.	198,790	235,253
Center Laboratories, Inc.	135,693	261,374
Chicony Power Technology Co. Ltd.	137,604	248,768
China Development Financial Holding Corp.	2,374,000	707,589
China General Plastics Corp.	166,400	106,596
China Motor Corp.	305,000	242,381
Co-Tech Development Corp.	267,000	349,943
CTBC Financial Holding Co. Ltd.	1,182,000	785,364
E.Sun Financial Holding Co. Ltd.	1,174,998	994,456
Far Eastern International Bank	844,810	326,941
Far Eastern New Century Corp.	628,000	580,196
First Financial Holding Co. Ltd.	974,114	684,176
Formosa Advanced Technologies Co. Ltd.	126,000	138,356
Fulgent Sun International Holding Co. Ltd.	89,000	254,917
Gigabyte Technology Co. Ltd.	169,000	271,292
Globalwafers Co. Ltd.	60,000	610,177

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Great Wall Enterprise Co. Ltd.	178,500	$ 217,274
HannStar Display Corp.	1,090,000	225,354
Hanpin Electron Co. Ltd.	126,000	136,456
Hon Hai Precision Industry Co. Ltd., GDR	46,573	220,654
King Yuan Electronics Co. Ltd.	344,000	387,782
Lien Hwa Industrial Holdings Corp.	539,700	586,856
Mitac Holdings Corp.	660,967	557,275
Pegatron Corp.	71,000	123,729
Powertech Technology, Inc.	120,000	338,102
SinoPac Financial Holdings Co. Ltd.	1,525,000	595,040
Supreme Electronics Co. Ltd.	225,000	210,583
Systex Corp.	162,000	381,310
TaiDoc Technology Corp.	53,000	232,679
Taiwan Cooperative Financial Holding Co. Ltd.	852,327	562,924
Taiwan Semiconductor Manufacturing Co. Ltd.	422,000	3,715,152
Tripod Technology Corp.	96,000	345,973
Walsin Lihwa Corp.	308,000	144,097
WPG Holdings Ltd.	272,320	335,369
Yageo Corp.	14,000	111,664
		16,827,830
Thailand — 0.2%
Airports of Thailand PCL	482,700	1,181,018
AP Thailand PCL	922,200	203,776
Fabrinet*	86,282	4,512,549
Home Product Center PCL	1,356,000	758,182
Kiatnakin Bank PCL	118,900	256,651
PTT Exploration & Production PCL	484,200	1,922,737
PTT Global Chemical PCL	191,800	337,738
PTT PCL	88,200	133,505
Thanachart Capital PCL	370,400	691,110
		9,997,266
Turkey — 0.0%
EGE Endustri VE Ticaret A/S	4,264	357,012
Turkcell Iletisim Hizmetleri A/S, ADR(a)	45,556	263,314
		620,326
United Arab Emirates — 0.0%
NMC Health PLC(a)	12,675	423,672
United Kingdom — 1.9%
3i Group PLC	167,492	2,399,451
accesso Technology Group PLC*(a)	56,897	605,911
ASOS PLC*(a)	125,175	3,806,525
Auto Trader Group PLC, 144A	326,275	2,044,473
Barratt Developments PLC	466,071	3,710,900
Bellway PLC	31,444	1,293,431
Berkeley Group Holdings PLC	8,775	450,137
Blue Prism Group PLC*	51,915	605,659
BP PLC	1,408,261	8,919,590
British American Tobacco PLC	230,586	8,507,095
Cineworld Group PLC(a)	404,478	1,134,142
Coca-Cola European Partners PLC	49,262	2,731,578
DCC PLC	61,816	5,386,634
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Dialog Semiconductor PLC*	51,508	$ 2,437,525
Fiat Chrysler Automobiles NV	149,905	1,942,020
Genel Energy PLC	81,865	185,192
Genus PLC	61,400	2,111,249
GlaxoSmithKline PLC	97,682	2,089,765
Greene King PLC	118,995	1,237,838
Halma PLC	85,107	2,059,778
HomeServe PLC	168,542	2,457,316
Howden Joinery Group PLC	297,500	2,045,680
Imperial Brands PLC	176,914	3,969,037
Informa PLC	200,053	2,094,689
Intermediate Capital Group PLC	117,245	2,096,543
J Sainsbury PLC	662,321	1,786,355
Janus Henderson Group PLC	26,414	593,258
JD Sports Fashion PLC	188,413	1,737,695
Melrose Industries PLC	796,000	1,972,068
Micro Focus International PLC	129,289	1,800,003
Moneysupermarket.com Group PLC	310,079	1,441,250
Oxford Instruments PLC	77,276	1,210,067
Pearson PLC	108,715	986,451
Persimmon PLC	111,902	2,984,896
Rotork PLC	308,025	1,177,825
Royal Mail PLC	189,695	492,226
Senior PLC	447,347	1,031,611
Spectris PLC	33,390	1,000,414
St. James’s Place PLC	72,214	868,370
Tate & Lyle PLC	226,145	2,042,841
Tesco PLC	743,163	2,199,141
Unilever NV	55,800	3,356,198
Vesuvius PLC	175,700	983,015
		93,985,842
United States — 37.1%
3M Co.	8,061	1,325,228
Abbott Laboratories	51,618	4,318,878
AbbVie, Inc.	147,037	11,133,642
ACI Worldwide, Inc.*	10,050	314,816
Activision Blizzard, Inc.	137,995	7,302,695
Addus HomeCare Corp.*	14,160	1,122,605
Adobe, Inc.*	34,331	9,483,939
Advanced Disposal Services, Inc.*	22,146	721,295
AES Corp.	316,484	5,171,349
Aflac, Inc.	145,419	7,608,322
Agilent Technologies, Inc.	95,155	7,291,728
AGNC Investment Corp., REIT	57,502	925,207
Air Products & Chemicals, Inc.	6,381	1,415,689
Aircastle Ltd.	22,663	508,331
Align Technology, Inc.*	4,293	776,690
Allegiant Travel Co.	877	131,252
Allegion PLC	10,315	1,069,150
Allergan PLC	7,594	1,277,994
Allstate Corp. (The)	69,455	7,548,369
Ally Financial, Inc.	258,440	8,569,870
Alphabet, Inc. (Class A Stock)*	22,536	27,519,611
Alphabet, Inc. (Class C Stock)*	14,747	17,976,593
Alteryx, Inc. (Class A Stock)*(a)	10,812	1,161,533
Altria Group, Inc.	26,962	1,102,746
Amazon.com, Inc.*	24,634	42,762,407

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ambarella, Inc.*(a)	10,588	$ 665,297
Amedisys, Inc.*	5,120	670,771
Ameren Corp.	74,706	5,980,215
American Electric Power Co., Inc.	101,822	9,539,703
American Equity Investment Life Holding Co.	15,251	369,074
American Express Co.	36,977	4,373,640
American National Insurance Co.	7,331	907,065
American Tower Corp., REIT	35,587	7,869,353
American Water Works Co., Inc.	49,320	6,127,024
AMETEK, Inc.	13,103	1,203,117
Amgen, Inc.	67,426	13,047,605
Amicus Therapeutics, Inc.*	17,392	139,484
Annaly Capital Management, Inc., REIT	549,412	4,834,823
Anthem, Inc.	45,445	10,911,344
Anworth Mortgage Asset Corp., REIT	25,940	85,602
Apollo Investment Corp.	4,613	74,218
Apple Hospitality REIT, Inc.	37,049	614,272
Apple, Inc.	313,440	70,201,157
Applied Materials, Inc.	6,263	312,524
Arbor Realty Trust, Inc., REIT(a)	63,259	829,325
Arch Capital Group Ltd.*	25,365	1,064,823
Archer-Daniels-Midland Co.	136,588	5,609,669
Arena Pharmaceuticals, Inc.*	5,114	234,068
Argo Group International Holdings Ltd.	1,587	111,471
Arista Networks, Inc.*	11,160	2,666,347
ARMOUR Residential REIT, Inc.	37,470	627,622
Arrow Electronics, Inc.*	5,453	406,685
Arrowhead Pharmaceuticals, Inc.*(a)	8,186	230,681
Arthur J Gallagher & Co.	65,160	5,836,381
Artisan Partners Asset Management, Inc. (Class A Stock)	29,605	836,045
Ascena Retail Group, Inc.*(a)	142,564	37,651
ASGN, Inc.*	13,765	865,268
Aspen Technology, Inc.*	5,395	664,017
Assured Guaranty Ltd.	15,937	708,559
AT&T, Inc.	527,203	19,949,350
Athene Holding Ltd. (Class A Stock)*	144,567	6,080,488
Atkore International Group, Inc.*	67,919	2,061,342
Atlas Air Worldwide Holdings, Inc.*	3,063	77,279
Atlassian Corp. PLC (Class A Stock)*	40,100	5,030,144
Audentes Therapeutics, Inc.*	8,523	239,411
Automatic Data Processing, Inc.	48,200	7,780,444
Avis Budget Group, Inc.*	21,451	606,205
AVX Corp.	5,569	84,649
AXA Equitable Holdings, Inc.	135,855	3,010,547
Axon Enterprise, Inc.*(a)	15,725	892,865
Bandwidth, Inc. (Class A Stock)*	8,113	528,237
Bank of America Corp.	559,113	16,309,326
Bausch Health Cos., Inc.*	94,670	2,065,112
Baxter International, Inc.	86,450	7,561,781
Becton, Dickinson & Co.	17,844	4,513,818
Berkshire Hathaway, Inc. (Class B Stock)*	65,653	13,657,137
Berkshire Hills Bancorp, Inc.	26,810	785,265
Best Buy Co., Inc.	21,060	1,452,929
Biogen, Inc.*	2,601	605,565
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
BioMarin Pharmaceutical, Inc.*	76,625	$ 5,164,525
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,670	888,416
BJ’s Wholesale Club Holdings, Inc.*	189,865	4,911,808
Black Hills Corp.	7,787	597,497
Blackline, Inc.*(a)	9,953	475,853
Blueprint Medicines Corp.*	4,941	363,015
Boeing Co. (The)	29,259	11,132,172
Boot Barn Holdings, Inc.*	36,000	1,256,400
Booz Allen Hamilton Holding Corp.	27,418	1,947,226
Boston Beer Co., Inc. (The) (Class A Stock)*	2,990	1,088,599
Boston Scientific Corp.*	20,580	837,400
Brady Corp. (Class A Stock)	2,944	156,179
Brighthouse Financial, Inc.*	10,676	432,058
Brink’s Co. (The)	13,036	1,081,336
Bristol-Myers Squibb Co.(a)	173,070	8,776,380
Brixmor Property Group, Inc., REIT	229,773	4,662,094
Broadcom, Inc.	29,467	8,134,955
Broadridge Financial Solutions, Inc.	3,500	435,505
Buckle, Inc. (The)	2,264	46,638
Cable One, Inc.	835	1,047,674
Cabot Corp.	7,094	321,500
Cabot Microelectronics Corp.	566	79,925
Cabot Oil & Gas Corp.	50,638	889,710
CAI International, Inc.*	3,898	84,859
Capital One Financial Corp.	81,615	7,425,333
Capstead Mortgage Corp., REIT(a)	33,685	247,585
Cardinal Health, Inc.	21,500	1,014,585
CareTrust REIT, Inc.	39,855	936,792
Carlisle Cos., Inc.	22,649	3,296,335
Carnival PLC	48,051	1,991,181
Catalent, Inc.*	12,100	576,686
Caterpillar, Inc.(a)	19,993	2,525,316
Cato Corp. (The) (Class A Stock)	15,210	267,848
Cboe Global Markets, Inc.	46,855	5,384,108
CDW Corp.(a)	9,186	1,132,083
Celanese Corp.	5,596	684,335
Celgene Corp.*	29,265	2,906,014
Centene Corp.*	23,591	1,020,547
CenterPoint Energy, Inc.	188,246	5,681,264
CenturyLink, Inc.(a)	97,599	1,218,036
CF Industries Holdings, Inc.	76,255	3,751,746
Charles River Laboratories International, Inc.*	28,198	3,732,569
Chart Industries, Inc.*	17,443	1,087,745
Chatham Lodging Trust, REIT	14,630	265,535
Chegg, Inc.*(a)	24,035	719,848
Chemed Corp.	2,383	995,069
Chesapeake Energy Corp.*(a)	150,252	211,855
Chevron Corp.	70,426	8,352,524
Chimera Investment Corp., REIT	41,519	812,112
Chipotle Mexican Grill, Inc.*	718	603,457
Church & Dwight Co., Inc.	48,211	3,627,396
Churchill Downs, Inc.	10,550	1,302,450
Cigna Corp.	45,565	6,916,332
Cirrus Logic, Inc.*	1,388	74,369
Cisco Systems, Inc.	389,068	19,223,850

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Citigroup, Inc.	184,845	$ 12,769,093
Citizens Financial Group, Inc.	40,613	1,436,482
Clarus Corp.	34,980	410,141
Clearway Energy, Inc. (Class C Stock)	72,535	1,323,764
Clorox Co. (The)	9,863	1,497,894
CNA Financial Corp.	3,529	173,803
Coca-Cola Co. (The)	268,136	14,597,324
Columbus McKinnon Corp.	17,658	643,281
Comcast Corp. (Class A Stock)	611,591	27,570,522
Comerica, Inc.	16,103	1,062,637
Comfort Systems USA, Inc.	38,768	1,714,709
Compass Diversified Holdings, MLP	17,805	350,937
CONMED Corp.	8,900	855,735
ConocoPhillips	44,618	2,542,334
CONSOL Energy, Inc.*	37,475	585,734
Constellation Brands, Inc. (Class A Stock)(a)	35,210	7,298,329
Cooper Cos., Inc. (The)	4,244	1,260,468
CoreCivic, Inc., REIT	42,445	733,450
Corning, Inc.	206,080	5,877,402
Corteva, Inc.	8,636	241,808
Costco Wholesale Corp.	33,649	9,694,613
Crocs, Inc.*	30,540	847,790
Crown Holdings, Inc.*	55,530	3,668,312
CryoPort, Inc.*(a)	39,887	652,352
Cullen/Frost Bankers, Inc.(a)	4,723	418,222
Cutera, Inc.*	4,820	140,889
CVS Health Corp.	176,469	11,129,900
Dana, Inc.	44,515	642,797
Danaher Corp.	37,402	5,401,971
Darden Restaurants, Inc.(a)	40,332	4,768,049
Dave & Buster’s Entertainment, Inc.(a)	64,433	2,509,665
Deckers Outdoor Corp.*	5,902	869,719
DexCom, Inc.*	16,440	2,453,506
Digital Turbine, Inc.*(a)	89,504	576,853
Diodes, Inc.*	3,231	129,725
Discovery, Inc. (Class A Stock)*(a)	14,990	399,184
Dominion Energy, Inc.	33,716	2,732,345
Domtar Corp.	84,742	3,034,611
DTE Energy Co.	46,586	6,194,075
Duke Energy Corp.	84,860	8,134,680
DuPont de Nemours, Inc.	8,636	615,833
DXC Technology Co.	95,641	2,821,409
Dynex Capital, Inc., REIT(a)	31,120	459,954
Eastman Chemical Co.	42,624	3,146,930
Eaton Corp. PLC(a)	106,513	8,856,556
eHealth, Inc.*	13,378	893,517
El Paso Electric Co.	4,705	315,611
Elanco Animal Health, Inc.*	259,545	6,901,302
Eldorado Resorts, Inc.*(a)	26,708	1,064,848
Eli Lilly & Co.	76,654	8,572,217
Employers Holdings, Inc.	2,863	124,770
Enova International, Inc.*	4,843	100,492
Ensign Group, Inc. (The)	42,131	1,998,273
Entergy Corp.	31,936	3,748,009
EOG Resources, Inc.	75,981	5,639,310
Essent Group Ltd.	109,530	5,221,295
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Essential Properties Realty Trust, Inc., REIT	64,784	$ 1,484,201
Essex Property Trust, Inc., REIT	5,140	1,678,981
Everbridge, Inc.*(a)	7,667	473,131
Eversource Energy(a)	6,039	516,153
Exantas Capital Corp., REIT	31,265	355,483
Exelon Corp.	196,113	9,474,219
Extraction Oil & Gas, Inc.*(a)	78,617	231,134
Exxon Mobil Corp.	235,255	16,611,356
Facebook, Inc. (Class A Stock)*	134,683	23,984,349
FGL Holdings	20,892	166,718
Fidelity National Information Services, Inc.	50,885	6,755,493
First Financial Bankshares, Inc.(a)	14,090	469,620
FirstEnergy Corp.	34,104	1,644,836
Fiserv, Inc.*	13,154	1,362,637
Five9, Inc.*	19,101	1,026,488
FLIR Systems, Inc.	87,638	4,608,882
FNB Corp.	33,615	387,581
Foot Locker, Inc.(a)	28,129	1,214,048
FormFactor, Inc.*	6,224	116,046
Fortinet, Inc.*	79,156	6,076,015
Fortive Corp.	14,896	1,021,270
Fox Factory Holding Corp.*	9,011	560,845
Freshpet, Inc.*	17,234	857,736
FTI Consulting, Inc.*	11,878	1,258,949
Gaming & Leisure Properties, Inc., REIT	32,160	1,229,798
General Electric Co.	1,582,580	14,148,265
General Mills, Inc.	35,965	1,982,391
General Motors Co.	60,259	2,258,507
Genomic Health, Inc.*	8,665	587,660
Genworth Financial, Inc. (Class A Stock)*	31,676	139,374
Global Blood Therapeutics, Inc.*	3,682	178,651
Global Net Lease, Inc., REIT	13,337	260,072
Global Payments, Inc.	19,682	3,129,468
Globe Life, Inc.	1,615	154,652
Globus Medical, Inc. (Class A Stock)*	7,395	378,032
Glu Mobile, Inc.*	235,354	1,174,416
Goldman Sachs Group, Inc. (The)	27,120	5,620,078
Granite Point Mortgage Trust, Inc., REIT	9,063	169,841
Gray Television, Inc.*(a)	185,192	3,022,333
Group 1 Automotive, Inc.	9,500	876,945
Gulfport Energy Corp.*	39,891	108,105
H&R Block, Inc.	8,958	211,588
Haemonetics Corp.*	14,312	1,805,316
HCA Healthcare, Inc.	3,277	394,616
HealthEquity, Inc.*	8,354	477,389
HEICO Corp. (Class A Stock)	36,306	3,532,937
Heidrick & Struggles International, Inc.	26,210	715,533
Henry Schein, Inc.*(a)	57,314	3,639,439
Herman Miller, Inc.	23,030	1,061,453
Hewlett Packard Enterprise Co.	94,534	1,434,081
Hexcel Corp.	81,930	6,728,911
Hill-Rom Holdings, Inc.	34,254	3,604,548
Home Depot, Inc. (The)	16,673	3,868,469

A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Horizon Therapeutics PLC*	113,316	$ 3,085,595
Humana, Inc.	30,736	7,858,273
Huntington Ingalls Industries, Inc.	4,242	898,413
Huntsman Corp.	9,339	217,225
Hyatt Hotels Corp. (Class A Stock)	3,455	254,530
IAA, Inc.*	14,841	619,315
IBERIABANK Corp.	3,000	226,620
ICF International, Inc.	10,542	890,483
Illumina, Inc.*	22,335	6,794,754
Industrial Logistics Properties Trust, REIT	41,100	873,375
Ingersoll-Rand PLC(a)	65,004	8,009,143
Ingevity Corp.*	7,231	613,478
Inphi Corp.*	9,965	608,363
Insperity, Inc.	14,503	1,430,286
Integer Holdings Corp.*	28,706	2,169,025
Intel Corp.	532,486	27,439,004
Intellia Therapeutics, Inc.*(a)	16,123	215,242
International Business Machines Corp.	10,917	1,587,550
IntriCon Corp.*	4,337	84,311
Intuit, Inc.	10,038	2,669,506
Intuitive Surgical, Inc.*	7,420	4,006,281
Invesco Mortgage Capital, Inc., REIT	166,332	2,546,543
Invitae Corp.*(a)	41,245	794,791
Iovance Biotherapeutics, Inc.*(a)	11,498	209,264
J. Jill, Inc.(a)	47,834	90,885
J.M. Smucker Co. (The)(a)	7,258	798,525
Jefferies Financial Group, Inc.	16,396	301,686
Johnson & Johnson	184,176	23,828,691
Jones Lang LaSalle, Inc.	2,849	396,203
JPMorgan Chase & Co.	276,152	32,500,329
KAR Auction Services, Inc.(a)	14,841	364,347
KB Home	29,900	1,016,600
Kemper Corp.	6,045	471,208
Kennametal, Inc.	8,461	260,091
Keysight Technologies, Inc.*	51,212	4,980,367
Kimberly-Clark Corp.	16,088	2,285,300
Knowles Corp.*	8,557	174,049
Kohl’s Corp.(a)	14,537	721,907
Kratos Defense & Security Solutions, Inc.*(a)	67,571	1,256,483
Kroger Co. (The)	247,866	6,389,985
Laboratory Corp. of America Holdings*	31,823	5,346,264
Ladder Capital Corp., REIT	2,359	40,740
Lam Research Corp.	31,857	7,362,471
Lear Corp.	32,642	3,848,492
Leidos Holdings, Inc.	83,385	7,161,104
LendingTree, Inc.*(a)	3,200	993,376
Lennar Corp. (Class B Stock)	15,005	665,772
LHC Group, Inc.*	10,367	1,177,277
Life Storage, Inc., REIT	3,119	328,774
Live Nation Entertainment, Inc.*(a)	44,170	2,930,238
LivePerson, Inc.*(a)	21,683	774,083
LiveRamp Holdings, Inc.*	16,311	700,721
Loews Corp.	25,785	1,327,412
Louisiana-Pacific Corp.	16,838	413,878
LyondellBasell Industries NV (Class A Stock)	57,190	5,116,789
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Mack-Cali Realty Corp., REIT	37,680	$ 816,149
Macy’s, Inc.(a)	173,282	2,692,802
Malibu Boats, Inc. (Class A Stock)*	6,115	187,608
Mammoth Energy Services, Inc.	12,355	30,640
ManTech International Corp. (Class A Stock)	37,284	2,662,450
MarineMax, Inc.*	8,681	134,382
Marsh & McLennan Cos., Inc.	37,680	3,769,884
Marvell Technology Group Ltd.	221,910	5,541,093
Masimo Corp.*	5,405	804,210
Mastercard, Inc. (Class A Stock)	91,180	24,761,753
MasterCraft Boat Holdings, Inc.*	35,060	523,271
MAXIMUS, Inc.	12,525	967,681
McGrath RentCorp	631	43,911
McKesson Corp.	30,596	4,181,249
MDC Holdings, Inc.	15,540	669,774
MDU Resources Group, Inc.	15,476	436,268
Medifast, Inc.(a)	5,902	611,624
Medpace Holdings, Inc.*	25,416	2,135,961
Medtronic PLC	102,092	11,089,233
Meet Group, Inc. (The)*	132,626	434,350
Merck & Co., Inc.	363,784	30,623,337
Mercury Systems, Inc.*	11,131	903,503
Merit Medical Systems, Inc.*	15,935	485,380
Methode Electronics, Inc.	27,950	940,238
MetLife, Inc.	218,056	10,283,521
MFA Financial, Inc., REIT	98,927	728,103
MGIC Investment Corp.	76,710	965,012
MGM Growth Properties LLC (Class A Stock), REIT	16,487	495,434
Micron Technology, Inc.*	13,867	594,201
Microsoft Corp.	616,251	85,677,377
MKS Instruments, Inc.(a)	53,583	4,944,639
Model N, Inc.*	36,790	1,021,290
Molson Coors Brewing Co. (Class B Stock)(a)	37,433	2,152,397
Mondelez International, Inc. (Class A Stock)	120,365	6,658,592
Moog, Inc. (Class A Stock)	10,040	814,445
Morgan Stanley	165,705	7,070,632
Motorola Solutions, Inc.	70,249	11,971,132
MSA Safety, Inc.	6,475	706,487
Mueller Industries, Inc.	28,570	819,388
NanoString Technologies, Inc.*	35,475	765,905
Napco Security Technologies, Inc.*(a)	26,307	671,355
Natera, Inc.*	27,831	912,857
National Fuel Gas Co.	25,922	1,216,260
National Storage Affiliates Trust, REIT	5,185	173,023
NeoGenomics, Inc.*	39,163	748,797
Netflix, Inc.*(a)	16,475	4,409,039
New Residential Investment Corp., REIT	231,629	3,631,943
Newmark Group, Inc. (Class A Stock)	155,621	1,409,923
Nexstar Media Group, Inc. (Class A Stock)(a)	10,210	1,044,585
NMI Holdings, Inc. (Class A Stock)*	7,961	209,056
Northrop Grumman Corp.	2,357	883,380
NorthWestern Corp.	7,171	538,184

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Novanta, Inc.*	3,055	$ 249,655
Novocure Ltd.*	8,099	605,643
NOW, Inc.*	12,712	145,807
Nucor Corp.(a)	20,426	1,039,888
Oasis Midstream Partners MLP	19,565	312,453
Occidental Petroleum Corp.(a)	39,866	1,772,841
Office Depot, Inc.(a)	790,269	1,386,922
Old Republic International Corp.	98,571	2,323,318
Ollie’s Bargain Outlet Holdings, Inc.*(a)	7,009	411,008
Omnicell, Inc.*	12,702	917,974
ON Semiconductor Corp.*	44,988	864,219
ONE Gas, Inc.	9,935	954,853
OneMain Holdings, Inc.	65,299	2,395,167
Oracle Corp.	72,872	4,010,146
O’Reilly Automotive, Inc.*	22,008	8,770,408
Outfront Media, Inc., REIT	36,440	1,012,303
PACCAR, Inc.	126,564	8,860,746
Park-Ohio Holdings Corp.	9,920	296,211
Patterson Cos., Inc.(a)	34,236	610,086
Paycom Software, Inc.*	4,835	1,012,884
PayPal Holdings, Inc.*	109,427	11,335,543
Peabody Energy Corp.	17,977	264,621
PepsiCo, Inc.	34,193	4,687,860
Performance Food Group Co.*	24,977	1,149,192
PerkinElmer, Inc.	19,784	1,685,003
Pfizer, Inc.	409,204	14,702,700
Photronics, Inc.*	53,231	579,153
Physicians Realty Trust, REIT	17,969	318,950
Pioneer Natural Resources Co.	2,220	279,209
Plains GP Holdings LP (Class A Stock)*	11,235	238,519
Pluralsight, Inc. (Class A Stock)*(a)	22,475	377,468
PNC Financial Services Group, Inc. (The)	37,190	5,212,550
PNM Resources, Inc.	26,558	1,383,141
PolyOne Corp.	18,570	606,310
Portland General Electric Co.	82,351	4,642,126
Power Integrations, Inc.	9,300	840,999
PPL Corp.	47,826	1,506,041
PRA Health Sciences, Inc.*	19,317	1,916,826
PriceSmart, Inc.	11,600	824,760
Principal Financial Group, Inc.	2,834	161,935
Procter & Gamble Co. (The)	148,379	18,455,380
Progressive Corp. (The)	150,818	11,650,690
Prologis, Inc., REIT	78,405	6,681,674
Prospect Capital Corp.	227,496	1,499,199
PS Business Parks, Inc., REIT	1,857	337,881
PTC Therapeutics, Inc.*	26,641	900,999
PulteGroup, Inc.	35,320	1,290,946
Quanterix Corp.*	34,078	748,353
QuinStreet, Inc.*(a)	47,572	598,931
R1 RCM, Inc.*	159,319	1,422,719
Radian Group, Inc.	50,725	1,158,559
Rapid7, Inc.*	18,464	838,081
Rayonier Advanced Materials, Inc.	30,843	133,550
RealPage, Inc.*	14,199	892,549
Realty Income Corp., REIT	40,417	3,099,176
Regal Beloit Corp.	5,058	368,475
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Regeneron Pharmaceuticals, Inc.*	7,796	$ 2,162,610
REGENXBIO, Inc.*	8,807	313,529
Regions Financial Corp.	89,699	1,419,038
Reliance Steel & Aluminum Co.	44,496	4,434,471
Repligen Corp.*	11,000	843,590
Rosetta Stone, Inc.*(a)	43,786	761,876
Ross Stores, Inc.	19,780	2,172,833
Royal Caribbean Cruises Ltd.	12,620	1,367,125
RPT Realty, REIT	13,781	186,733
RTI Surgical Holdings, Inc.*	87,325	248,876
Rush Enterprises, Inc. (Class B Stock)	8,035	320,838
Ryder System, Inc.	13,438	695,685
Ryman Hospitality Properties, Inc., REIT	4,650	380,417
Saia, Inc.*	10,350	969,795
salesforce.com, Inc.*	24,149	3,584,678
Sanderson Farms, Inc.(a)	6,000	907,980
Sanmina Corp.*	26,810	860,869
Santander Consumer USA Holdings, Inc.	69,764	1,779,680
Science Applications International Corp.	8,263	721,773
Semtech Corp.*	14,204	690,456
Senior Housing Properties Trust, REIT	144,199	1,334,562
ServiceNow, Inc.*	3,960	1,005,246
Silgan Holdings, Inc.	75,839	2,277,824
Simmons First National Corp. (Class A Stock)	15,115	376,364
Simply Good Foods Co. (The)*	29,814	864,308
Simpson Manufacturing Co., Inc.	16,863	1,169,786
Skyline Champion Corp.*	29,097	875,529
SkyWest, Inc.	3,939	226,099
Sonoco Products Co.	27,687	1,611,660
Southwest Gas Holdings, Inc.	10,455	951,823
Southwestern Energy Co.*(a)	78,842	152,165
SpartanNash Co.	2,936	34,733
Spectrum Brands Holdings, Inc.	410	21,610
Spirit AeroSystems Holdings, Inc. (Class A Stock)	82,180	6,758,483
Spirit Airlines, Inc.*	70,597	2,562,671
SPS Commerce, Inc.*	61,248	2,882,943
SPX Corp.*	23,290	931,833
Square, Inc. (Class A Stock)*(a)	34,910	2,162,674
SS&C Technologies Holdings, Inc.	44,563	2,298,114
STAAR Surgical Co.*(a)	14,431	372,031
Starbucks Corp.	40,397	3,571,903
Steel Dynamics, Inc.	153,329	4,569,204
Stepan Co.	11,492	1,115,414
STERIS PLC	32,602	4,710,663
Stoneridge, Inc.*	4,860	150,514
STORE Capital Corp., REIT	135,526	5,070,028
Strategic Education, Inc.	9,329	1,267,625
Stryker Corp.	27,493	5,946,736
SVMK, Inc.*	39,825	681,007
Synchrony Financial	11,683	398,273
SYNNEX Corp.	9,210	1,039,809
Synopsys, Inc.*	44,171	6,062,470
Tabula Rasa HealthCare, Inc.*(a)	10,970	602,692

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Tailored Brands, Inc.(a)	8,200	$ 36,080
Take-Two Interactive Software, Inc.*	10,351	1,297,394
Tandem Diabetes Care, Inc.*	41,596	2,453,332
Target Corp.	78,655	8,409,006
Taylor Morrison Home Corp.*	42,960	1,114,382
TE Connectivity Ltd.	48,848	4,551,657
TechTarget, Inc.*(a)	28,856	649,981
Teladoc Health, Inc.*(a)	18,355	1,243,001
Telephone & Data Systems, Inc.	118,799	3,065,014
Tenneco, Inc. (Class A Stock)	38,925	487,341
Tetra Tech, Inc.	27,827	2,414,271
Texas Instruments, Inc.	10,849	1,402,125
Thermo Fisher Scientific, Inc.	68,048	19,820,341
Timken Co. (The)	76,124	3,312,155
TJX Cos., Inc. (The)	114,336	6,373,089
T-Mobile US, Inc.*	21,134	1,664,725
Toro Co. (The)	37,391	2,740,760
TPG RE Finance Trust, Inc., REIT	5,320	105,549
Tractor Supply Co.	10,934	988,871
Trex Co., Inc.*(a)	12,103	1,100,526
TriNet Group, Inc.*	12,940	804,739
Trinseo SA(a)	12,945	555,988
Turning Point Brands, Inc.(a)	8,015	184,826
Twist Bioscience Corp.*(a)	14,921	356,313
Two Harbors Investment Corp., REIT	60,753	797,687
Tyson Foods, Inc. (Class A Stock)	165,740	14,276,844
U.S. Bancorp	87,899	4,864,331
UDR, Inc., REIT	20,219	980,217
Umpqua Holdings Corp.	35,203	579,441
Union Pacific Corp.	20,385	3,301,962
Unit Corp.*	10,178	34,402
United Airlines Holdings, Inc.*	44,953	3,974,295
United States Cellular Corp.*(a)	43,833	1,647,244
United States Steel Corp.(a)	25,612	295,819
UnitedHealth Group, Inc.	80,404	17,473,397
Universal Insurance Holdings, Inc.	11,355	340,536
Utah Medical Products, Inc.	3,035	290,874
Valero Energy Corp.	114,447	9,755,462
Veracyte, Inc.*	27,868	668,832
Vericel Corp.*	40,528	613,594
Verint Systems, Inc.*(a)	56,101	2,400,001
Verizon Communications, Inc.	309,277	18,667,960
Verso Corp. (Class A Stock)*(a)	50,117	620,448
Visa, Inc. (Class A Stock)(a)	39,789	6,844,106
Vishay Intertechnology, Inc.	212,070	3,590,345
VMware, Inc. (Class A Stock)	24,096	3,615,846
Vonage Holdings Corp.*	65,168	736,398
Waitr Holdings, Inc.*(a)	31,699	40,733
Walgreens Boots Alliance, Inc.	64,271	3,554,829
Walmart, Inc.	24,577	2,916,798
Walt Disney Co. (The)	117,129	15,264,251
Waste Management, Inc.	95,545	10,987,675
Wells Fargo & Co.	208,542	10,518,858
Western Asset Mortgage Capital Corp., REIT	11,147	107,569
Westrock Co.	30,838	1,124,045
Whiting Petroleum Corp.*(a)	14,910	119,727
Williams-Sonoma, Inc.(a)	5,175	351,797
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Xerox Holdings Corp.	30,654	$ 916,861
Xilinx, Inc.	35,323	3,387,476
Xperi Corp.(a)	30,658	634,007
YETI Holdings, Inc.*(a)	24,142	675,976
Yext, Inc.*(a)	28,080	446,191
Yum! Brands, Inc.	59,305	6,726,966
Zebra Technologies Corp. (Class A Stock)*	29,470	6,081,724
Zix Corp.*	74,873	542,081
Zoetis, Inc.	12,481	1,555,008
Zynga, Inc. (Class A Stock)*	887,048	5,162,619
		1,803,665,903

Total Common Stocks (cost $2,602,681,811)		2,871,588,338
Preferred Stocks — 0.2%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	73,100	396,029
Cia de Saneamento do Parana (PRFC)	106,400	421,252
Cia Ferro Ligas da Bahia - FERBASA (PRFC)	28,800	126,985
Cia Paranaense de Energia (PRFC)	54,800	657,476
Petroleo Brasileiro SA (PRFC), ADR	98,290	1,291,531
Telefonica Brasil SA (PRFC)	88,600	1,170,685
		4,063,958
Colombia — 0.0%
Banco Davivienda SA (PRFC)	57,849	698,178
Germany — 0.0%
Jungheinrich AG (PRFC)	39,200	846,664
South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	43,785	1,446,019

Total Preferred Stocks (cost $5,571,892)		7,054,819

	Units
Rights* — 0.0%
China
Legend Holdings Corp., expiring 12/31/19^	7,115	—
(cost $0)
Warrants* — 0.0%
Malaysia
Sunway Bhd, expiring 10/03/24	60,903	5,164
(cost $0)

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 3.3%
Cayman Islands — 0.2%
Dryden 68 CLO Ltd.,
Series 2019-68A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 0.000%)
3.651%(c)	07/15/32	5,100	$ 5,096,261
Octagon Investment Partners 30 Ltd.,
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	03/17/30	2,500	2,504,488
			7,600,749
United States — 3.1%
Ally Auto Receivables Trust,
Series 2018-03, Class A3
3.000%	01/17/23	2,356	2,376,967
Series 2019-01, Class A3
2.910%	09/15/23	2,550	2,587,340
American Express Credit Account Master Trust,
Series 2017-05, Class A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.408%(c)	02/18/25	3,975	3,982,590
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
2.348%(c)	10/15/25	3,100	3,097,924
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
2.368%(c)	12/15/25	2,500	2,503,377
BA Credit Card Trust,
Series 2018-A03, Class A3
3.100%	12/15/23	5,577	5,697,634
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	1,618	1,634,870
Citibank Credit Card Issuance Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.000%)
2.412%(c)	08/08/24	4,725	4,735,355
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
2.374%(c)	01/20/25	5,745	5,752,538
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,760	2,800,253
Ford Credit Auto Owner Trust,
Series 2018-A, Class A3
3.030%	11/15/22	3,560	3,594,101
Series 2018-A, Class A4
3.160%	10/15/23	4,184	4,293,915
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	4,623	4,650,568
Honda Auto Receivables Owner Trust,
Series 2018-03, Class A4
3.070%	11/21/24	1,190	1,214,796
Series 2019-01, Class A3
2.830%	03/20/23	6,975	7,098,032
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	1,115	1,114,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3
2.660%	06/15/23	8,300	$ 8,398,797
John Deere Owner Trust,
Series 2019-B, Class A2
2.280%	05/16/22	5,120	5,131,788
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	8,245	8,379,043
Starwood Waypoint Homes Trust,
Series 2017-01, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.978%(c)	01/17/35	4,264	4,261,751
Toyota Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.910%	07/17/23	4,245	4,314,509
Series 2019-C, Class A3
1.910%	09/15/23	5,345	5,343,953
United States Small Business Administration,
Series 2017-20J, Class 1
2.850%	10/01/37	3,402	3,512,844
Series 2018-20A, Class 1
2.920%	01/01/38	5,532	5,742,130
Series 2018-20G, Class 1
3.540%	07/01/38	933	1,004,895
Series 2018-20H, Class 1
3.580%	08/01/38	5,401	5,819,367
Series 2018-20I, Class 1
3.530%	09/01/38	3,438	3,707,184
Series 2019-20A, Class 1
3.370%	01/01/39	6,856	7,277,103
Series 2019-20B, Class 1
3.260%	02/01/39	5,297	5,610,308
Series 2019-20C, Class 1
3.200%	03/01/39	1,126	1,192,130
Series 2019-20E, Class 1
2.880%	05/01/39	3,146	3,245,759
Series 2019-20F, Class 1
2.600%	06/01/39	1,156	1,183,712
Series 2019-20H, Class 1
2.150%	08/01/39^	2,870	2,880,194
Verizon Owner Trust,
Series 2018-01A, Class A1B, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.000%)
2.304%(c)	09/20/22	11,820	11,817,714
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
2.548%(c)	07/17/23	7,205	7,215,432
			153,173,422

Total Asset-Backed Securities (cost $159,069,380)			160,774,171
A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 9.1%
Australia — 0.1%
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	1,400	$ 1,819,806
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28(a)	2,500	2,705,584
			4,525,390
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46	800	954,582
Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	2,600	2,717,000
6.250%	03/17/24	1,600	1,796,800
			4,513,800
Canada — 0.5%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	3,100	3,134,077
Bank of Nova Scotia (The),
Covered Bonds
1.875%	04/26/21	2,242	2,241,672
Sr. Unsec’d. Notes
2.150%	07/14/20	2,400	2,403,130
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	2,760	2,869,520
Royal Bank of Canada,
Covered Bonds
2.300%	03/22/21	3,100	3,115,840
Covered Bonds, 144A
3.350%	10/22/21	2,450	2,521,465
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	1,500	1,599,414
Toronto-Dominion Bank (The),
Covered Bonds, 144A
2.250%	03/15/21	3,500	3,517,653
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,200	1,196,650
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	1,300	1,320,757
7.625%	01/15/39	800	1,186,117
			25,106,295
China — 0.1%
China Development Bank,
Sr. Unsec’d. Notes, EMTN
2.625%	01/24/22	500	503,395
2.750%	11/16/22	600	607,716
3.375%	01/24/27	500	525,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
China (cont’d.)
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	700	$ 751,052
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	1,800	1,880,156
State Grid Overseas Investment Ltd.,
Gtd. Notes, 144A, MTN
3.750%	05/02/23	1,000	1,046,713
			5,314,444
Finland — 0.0%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	05/27/21	2,500	2,504,890
France — 0.1%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A, MTN
3.250%	09/26/23	1,800	1,892,261
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(ff)	—(a)(rr)	1,500	1,556,250
Total Capital International SA,
Gtd. Notes
3.455%	02/19/29	1,200	1,295,606
			4,744,117
Germany — 0.3%
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	1,300	1,292,357
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38	550	627,203
FMS Wertmanagement,
Gov’t. Gtd. Notes
1.375%	06/08/21	1,500	1,490,284
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
2.000%	05/02/25	3,900	3,975,309
2.875%	04/03/28	1,900	2,074,936
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes
2.500%	11/15/27	1,500	1,587,016
3.125%	11/14/23(a)	4,000	4,235,286
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	1,500	1,505,973
			16,788,364
Indonesia — 0.0%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	2,500	2,605,868
Ireland — 0.1%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28	2,500	2,673,110

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.741%	03/07/29	1,200	$ 1,300,576
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27	1,500	1,556,241
			2,856,817
Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	4,100	4,470,714
Luxembourg — 0.0%
ArcelorMittal,
Sr. Unsec’d. Notes
4.550%	03/11/26	1,000	1,046,303
Mexico — 0.0%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	300	307,753
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26	1,000	965,990
			1,273,743
Netherlands — 0.3%
BNG Bank NV,
Sr. Unsec’d. Notes, 144A, MTN
3.125%	11/08/21	2,450	2,517,973
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	1,900	1,978,887
4.625%	12/01/23	2,000	2,146,962
ING Bank NV,
Covered Bonds, 144A, MTN
2.625%	12/05/22	3,150	3,219,615
ING Groep NV,
Sr. Unsec’d. Notes
4.100%	10/02/23	1,800	1,910,705
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	145	179,047
Shell International Finance BV,
Gtd. Notes
3.750%	09/12/46	400	443,637
			12,396,826
South Korea — 0.0%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27	1,550	1,577,835
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	2,350	2,366,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Spain (cont’d.)
Banco Santander SA,
Sr. Unsec’d. Notes
4.379%	04/12/28	1,200	$ 1,312,680
			3,679,471
Supranational Bank — 0.5%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,100	3,176,043
3.125%	09/26/28	1,900	2,116,920
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20	2,900	2,891,213
Council Of Europe Development Bank,
Sr. Unsec’d. Notes
2.500%	02/27/24	1,000	1,036,293
European Investment Bank,
Sr. Unsec’d. Notes
1.875%	02/10/25	3,100	3,134,416
3.250%	01/29/24	3,100	3,309,292
Sr. Unsec’d. Notes, MTN
4.875%	02/15/36	1,500	2,079,375
Inter-American Development Bank,
Sr. Unsec’d. Notes
3.125%	09/18/28	1,900	2,118,367
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	2,300	2,324,204
			22,186,123
Switzerland — 0.1%
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,043,100
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21	800	814,655
Tyco Electronics Group SA,
Gtd. Notes
3.450%	08/01/24	800	835,401
			2,693,156
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25	700	625,681
United Kingdom — 0.2%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	400	564,456
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47	1,200	1,317,226
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
3.625%	05/15/25	2,000	2,146,641
6.375%	05/15/38	600	862,855

A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	1,000	$ 1,032,523
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23	1,800	1,887,371
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	1,900	2,044,001
			9,855,073
United States — 6.4%
3M Co.,
Sr. Unsec’d. Notes
3.250%	08/26/49	891	893,651
Sr. Unsec’d. Notes, MTN
3.250%	02/14/24(a)	1,200	1,261,940
Alabama Power Co.,
Sr. Unsec’d. Notes
2.800%	04/01/25	2,481	2,526,003
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	400	401,221
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	1,015,427
3.750%	07/10/25	1,200	1,267,881
3.900%	04/01/26	800	852,289
4.500%	07/16/44	800	891,322
American Tower Corp.,
Sr. Unsec’d. Notes
3.700%	10/15/49	4,160	4,147,978
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	2,290	2,519,636
4.500%	05/15/35	400	438,876
4.550%	03/09/49	1,210	1,307,998
6.375%	03/01/41	600	772,456
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	500	516,477
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	1,200	1,293,365
5.625%	07/01/20	1,400	1,437,305
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	1,000	1,030,178
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	600	602,956
2.600%	02/07/22	1,900	1,926,785
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	—(rr)	6,100	6,099,939
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	5,572	5,713,054
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	2,170	$ 2,247,728
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
4.700%	06/22/47	1,345	1,199,890
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26	4,770	4,926,967
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.050%	04/19/21	3,050	3,097,211
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26(a)	900	915,266
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23(a)	1,500	1,573,334
CBS Corp.,
Gtd. Notes
3.700%	06/01/28	3,050	3,178,996
4.850%	07/01/42	800	888,265
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	1,360	1,491,859
5.750%	04/01/48	1,200	1,367,992
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	800	845,548
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	1,246	1,268,633
4.375%	06/01/24	1,780	1,870,365
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	2,300	2,321,578
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22	850	858,252
Sr. Unsec’d. Notes, MTN
4.000%	08/15/45	400	475,246
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	2,134	2,300,000
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	5,310	5,287,486
6.450%	03/15/37	900	1,260,317
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	600	867,786
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	1,250	1,482,566
Corestates Capital III,
Ltd. Gtd. Notes, 144A, 3 Month LIBOR + 0.570%
2.728%(c)	02/15/27	3,465	3,205,125

A16

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	800	$ 843,652
3.950%	05/01/50	500	534,317
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	400	422,668
4.100%	03/25/25	1,000	1,068,465
4.875%	07/20/35	1,105	1,230,942
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	1,800	1,877,244
6.350%	06/01/40	400	489,425
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	1,200	1,580,837
DTE Energy Co.,
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	800	843,334
Duke Energy Corp.,
Jr. Sub. Notes
4.875%(ff)	—(rr)	3,720	3,813,000
Sr. Unsec’d. Notes
3.050%	08/15/22	1,000	1,023,729
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	5,125	5,124,996
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	1,132	1,564,339
Energy Transfer Operating LP,
Gtd. Notes
6.000%	06/15/48	850	1,004,229
6.500%	02/01/42	1,250	1,499,352
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	250	253,867
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	800	874,658
Gtd. Notes, Series E
5.250%(ff)	08/16/77	1,075	1,065,824
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,141,463
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	800	809,931
4.250%	06/15/22	1,000	1,047,104
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	1,300	1,306,809
2.709%	03/06/25	500	516,329
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28(a)	1,050	1,080,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
3.103%(c)	02/01/27	5,095	$ 4,712,875
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	1,050	1,164,107
3.950%	03/01/48	1,000	1,156,003
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	6,430	6,460,033
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	2,800	2,793,245
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23(a)	1,200	1,255,635
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	16,455	15,543,558
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	473	568,727
Sub. Notes, MTN
5.300%	02/11/21	859	887,524
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	1,450	1,463,990
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	1,000	1,017,972
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	400	462,896
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	300	301,612
5.250%	07/27/21	1,400	1,475,423
6.250%	02/01/41	400	552,293
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	800	816,270
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	1,800	1,827,628
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	1,070	1,335,353
Huntington Capital Trust I,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.700%
2.956%(c)	02/01/27	1,690	1,521,000
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	1,000	1,165,654
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25	1,000	1,256,067

A17

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	280	$ 363,833
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	3,555	3,891,639
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20	600	599,971
2.650%	06/24/24	1,000	1,027,235
3.050%	01/06/28	150	157,323
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20	1,500	1,500,677
5.950%	08/15/37	1,000	1,419,714
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
3.216%(c)	01/15/87	14,170	11,938,225
Sr. Unsec’d. Notes
3.300%	04/01/26	1,500	1,569,731
4.250%	10/15/20	1,800	1,841,837
Kellogg Co.,
Sr. Unsec’d. Notes
3.400%	11/15/27	550	576,683
4.500%	04/01/46	800	910,120
KeyCorp,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	4,295	4,439,956
Sr. Unsec’d. Notes, MTN
4.100%	04/30/28	2,000	2,204,857
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	800	857,802
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23	2,000	2,047,210
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27(a)	500	528,308
4.650%	01/15/48(a)	1,200	1,284,201
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	12/15/26	1,461	1,569,438
3.950%	05/28/24	4,801	5,094,710
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
4.481%(c)	05/17/66	2,585	2,094,651
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	800	902,564
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44(a)	800	859,765
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	800	932,244
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29	550	$ 596,617
MetLife, Inc.,
Jr. Sub. Notes, 144A
9.250%	04/08/68	870	1,263,675
Sr. Unsec’d. Notes
3.000%	03/01/25	1,500	1,558,556
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27(a)	800	863,024
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47	300	352,123
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	2,900	3,077,257
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.500%	09/24/25	1,000	1,073,155
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	2,410	2,831,042
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	1,330	1,394,794
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	800	949,889
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20	2,650	2,650,892
2.930%	01/15/25	1,055	1,087,540
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	1,658	2,144,125
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	1,000	992,093
4.850%	03/15/21	12,200	12,616,386
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23	850	865,478
3.250%	05/15/30	1,000	1,061,638
4.000%	07/15/46	1,000	1,118,124
6.125%	07/08/39	2,000	2,822,663
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21	2,000	1,988,128
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	575	592,646
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	300	304,152
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.750%	06/03/26	2,000	2,069,648

A18

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.600%	09/15/28	400	$ 436,705
4.000%	03/15/49	750	865,736
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	500	511,219
Phillips 66,
Gtd. Notes
4.875%	11/15/44	800	950,380
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	5,810	6,210,461
PPL Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48	350	407,888
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20	300	300,278
2.450%	11/03/26	800	819,462
Prologis LP,
Gtd. Notes
3.750%	11/01/25	800	871,315
San Diego Gas & Electric Co.,
First Mortgage
3.600%	09/01/23	2,215	2,322,829
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24	3,215	3,352,489
4.050%	12/01/23	1,900	2,011,257
Southern California Edison Co.,
First Ref. Mortgage
1.845%	02/01/22	354	347,879
3.900%	12/01/41	765	772,179
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.950%	10/01/46	400	419,927
State Street Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 1.000%
3.119%(c)	06/01/77	6,740	5,172,343
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	500	547,823
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47	850	958,155
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	334,576
6.550%	05/01/37	618	741,915
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	966	1,316,497
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	800	1,061,695
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	800	1,132,778
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
2.150%	09/17/20	800	$ 801,740
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	300	329,881
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	09/01/49	1,782	1,793,100
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	300	344,083
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	1,855	1,931,036
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29(a)	1,050	1,166,899
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
6.000%	05/15/37	400	533,967
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	575	622,508
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	1,500	1,860,622
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34(a)	300	319,843
Walmart, Inc.,
Sr. Unsec’d. Notes
3.125%	06/23/21	1,600	1,636,114
Walt Disney Co. (The),
Gtd. Notes, 144A
3.000%	09/15/22	5,447	5,616,828
6.200%	12/15/34	400	569,031
7.300%	04/30/28	1,070	1,440,704
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	1,200	1,354,274
Sub. Notes, MTN
4.650%	11/04/44	600	693,283
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	2,380	2,943,393
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	800	830,598
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	600	695,344
			309,837,109

Total Corporate Bonds (cost $426,496,123)			442,229,711

A19

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 6.1%
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes, 144A
3.500%	09/01/32	3,200	$ 3,100,083
4.750%	03/18/24	2,300	2,432,706
			5,532,789
Brazil — 0.3%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	3,000	3,187,530
5.000%	01/27/45	1,100	1,139,380
5.625%	01/07/41	2,200	2,461,272
5.625%	02/21/47	600	671,256
6.000%	04/07/26	3,000	3,463,710
8.250%	01/20/34	3,000	4,098,750
			15,021,898
Canada — 0.2%
Export Development Canada,
Gov’t. Gtd. Notes
2.625%	02/21/24	1,000	1,041,468
Province of Alberta,
Sr. Unsec’d. Notes
3.300%	03/15/28	2,500	2,751,239
Province of Quebec,
Sr. Unsec’d. Notes
2.375%	01/31/22	2,300	2,331,741
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	2,700	2,843,625
			8,968,073
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.125%	01/21/26	500	526,281
3.240%	02/06/28	1,600	1,700,016
3.500%	01/25/50	1,040	1,120,600
3.625%	10/30/42	1,100	1,214,136
3.860%	06/21/47	1,500	1,725,015
			6,286,048
China — 0.0%
China Government International Bond,
Sr. Unsec’d. Notes
2.625%	11/02/27	200	207,214
4.000%	10/19/48	350	423,311
Export-Import Bank of China (The),
Sr. Unsec’d. Notes
2.625%	03/14/22	300	301,735
Sr. Unsec’d. Notes, EMTN
3.250%	11/28/27	700	733,285
			1,665,545
Colombia — 0.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27	2,000	2,121,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Colombia (cont’d.)
5.200%	05/15/49	400	$ 483,000
5.625%	02/26/44	4,500	5,625,045
6.125%	01/18/41	1,800	2,344,518
7.375%	09/18/37	3,700	5,267,912
8.125%	05/21/24	5,000	6,181,300
			22,022,795
Croatia — 0.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	400	460,268
6.375%	03/24/21	3,200	3,384,000
			3,844,268
Ghana — 0.0%
Ghana Government International Bond,
Bank Gtd. Notes, 144A
10.750%	10/14/30	500	633,830
Sr. Unsec’d. Notes, 144A
7.875%	03/26/27	400	410,153
8.125%	03/26/32	300	301,018
			1,345,001
Hungary — 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24	2,500	2,822,400
5.750%	11/22/23	2,950	3,343,507
7.625%	03/29/41	1,800	2,988,176
			9,154,083
Indonesia — 0.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.400%	09/18/29(a)	2,000	2,072,589
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	2,600	3,893,318
8.500%	10/12/35	4,000	6,282,086
Sr. Unsec’d. Notes, 144A, MTN
3.850%	07/18/27	3,600	3,799,638
4.125%	01/15/25	3,100	3,298,689
4.750%	01/08/26	4,000	4,410,346
5.950%	01/08/46	1,100	1,455,314
6.750%	01/15/44	6,300	9,044,202
			34,256,182
Japan — 0.0%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes
2.125%	07/21/20	1,200	1,200,942
Kazakhstan — 0.1%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45	2,000	2,905,960

A20

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Mexico — 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.150%	03/28/27	4,000	$ 4,238,040
4.350%	01/15/47	2,300	2,372,404
4.600%	02/10/48	2,750	2,939,090
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,800	2,067,768
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	1,500	1,548,000
4.125%	01/21/26	4,600	4,876,046
6.050%	01/11/40	9,150	11,517,654
6.750%	09/27/34	4,800	6,456,000
			36,015,002
Morocco — 0.0%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	1,500	1,567,500
5.500%	12/11/42	600	715,854
			2,283,354
Norway — 0.1%
Kommunalbanken A/S,
Sr. Unsec’d. Notes, 144A, MTN
3.125%	10/18/21	3,360	3,452,171
Panama — 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.750%	04/17/26	1,500	1,582,500
4.500%	04/16/50	3,000	3,562,530
6.700%	01/26/36	300	426,753
8.875%	09/30/27	2,700	3,867,777
9.375%	04/01/29	2,600	3,991,026
			13,430,586
Paraguay — 0.2%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	1,600	1,682,016
5.000%	04/15/26	1,950	2,125,520
6.100%	08/11/44(a)	3,000	3,648,780
			7,456,316
Peru — 0.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
8.750%	11/21/33	4,100	6,770,166
Philippines — 0.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40	4,800	5,655,704
5.500%	03/30/26	4,500	5,384,641
6.375%	10/23/34	3,300	4,769,854
9.500%	02/02/30	3,300	5,363,199
			21,173,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Poland — 0.1%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
3.000%	03/17/23	1,800	$ 1,859,303
3.250%	04/06/26	2,200	2,337,007
4.000%	01/22/24	2,500	2,707,225
			6,903,535
Romania — 0.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A
5.125%	06/15/48	200	231,260
Sr. Unsec’d. Notes, 144A, MTN
4.375%	08/22/23	2,500	2,671,975
6.125%	01/22/44(a)	1,200	1,566,876
			4,470,111
Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21	388	423,890
South Africa — 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/27/27	2,500	2,556,250
4.850%	09/30/29	1,500	1,494,225
5.750%	09/30/49	1,500	1,492,371
5.875%	05/30/22	2,400	2,568,000
5.875%	09/16/25	2,000	2,178,360
6.250%	03/08/41	2,500	2,739,015
			13,028,221
South Korea — 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
2.500%	11/01/20	1,700	1,704,144
3.625%	11/27/23	800	848,334
			2,552,478
Sri Lanka — 0.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	04/18/23	5,000	4,962,726
6.200%	05/11/27	2,200	2,051,636
6.250%	07/27/21	1,000	1,014,971
6.350%	06/28/24	1,200	1,199,478
6.825%	07/18/26	1,000	988,380
6.850%	03/14/24	1,400	1,431,173
7.550%	03/28/30	800	788,729
7.850%	03/14/29	600	603,036
			13,040,129
Sweden — 0.2%
Kommuninvest I Sverige AB,
Gov’t. Gtd. Notes, 144A
2.750%	10/22/20	3,100	3,126,734

A21

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Sweden (cont’d.)
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, GMTN
3.125%	11/08/21	2,450	$ 2,518,106
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	4,850	4,936,214
			10,581,054
Turkey — 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/09/26	6,000	5,548,272
5.625%	03/30/21	3,400	3,485,000
5.750%	05/11/47	4,000	3,485,760
6.000%	01/14/41	5,000	4,475,660
6.250%	09/26/22	3,000	3,075,000
6.875%	03/17/36	4,300	4,279,532
7.250%	12/23/23	3,300	3,488,720
7.625%	04/26/29	4,000	4,250,384
			32,088,328
Uruguay — 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31	1,500	1,655,265
4.975%	04/20/55(a)	850	992,375
5.100%	06/18/50	2,900	3,451,029
7.625%	03/21/36	4,000	5,905,040
			12,003,709
Vietnam — 0.0%
Vietnam Government International Bond,
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	600	657,000

Total Sovereign Bonds (cost $278,846,656)			298,533,032
U.S. Government Agency Obligations — 8.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	790	798,319
2.500%	11/01/27	1,909	1,934,324
2.500%	02/01/32	2,888	2,926,736
3.000%	04/01/31	549	564,039
3.000%	11/01/31	1,125	1,156,418
3.000%	01/01/32	1,334	1,368,647
3.000%	04/01/33	2,427	2,488,414
3.000%	03/01/42	8,006	8,254,306
3.000%	03/01/45	1,149	1,177,695
3.000%	01/01/46	18,224	18,675,701
3.000%	09/01/46	1,645	1,696,439
3.000%	07/01/47	2,807	2,876,422
3.000%	10/01/48	3,770	3,852,047
3.500%	12/01/30	1,819	1,881,909
3.500%	04/01/33	3,507	3,629,467
3.500%	02/01/44	3,247	3,442,192
3.500%	07/01/46	6,713	7,097,209
3.500%	08/01/46	1,191	1,238,820
3.500%	09/01/46	628	657,517
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/47	922	$ 954,848
3.500%	07/01/49	9,205	9,444,416
4.000%	05/01/44	1,357	1,437,214
4.000%	05/01/44	3,071	3,281,886
4.000%	08/01/44	2,776	2,989,254
4.000%	10/01/45	1,258	1,332,625
4.000%	01/01/47	1,362	1,454,551
4.000%	05/01/47	1,056	1,108,580
4.500%	12/01/45	1,474	1,585,887
4.500%	03/01/47	2,056	2,179,554
5.000%	08/01/48	3,137	3,373,264
5.000%	10/01/48	342	367,143
Federal National Mortgage Assoc.
2.500%	TBA	4,360	4,396,362
2.500%	10/01/27	311	314,358
2.500%	06/01/28	1,008	1,018,688
2.500%	06/01/30	1,003	1,015,850
3.000%	TBA	39,820	40,417,300
3.000%	08/01/28	390	402,757
3.000%	11/01/31	1,616	1,659,913
3.000%	04/01/32	1,352	1,391,074
3.000%	07/01/33	2,525	2,586,966
3.000%	12/01/41	11,953	12,317,441
3.000%	11/01/42	3,493	3,599,443
3.000%	05/01/43	1,563	1,612,549
3.000%	09/01/49	21,336	21,661,297
3.500%	10/01/30	447	464,438
3.500%	11/01/31	1,104	1,141,125
3.500%	06/01/42	2,879	3,024,472
3.500%	07/01/42	401	421,258
3.500%	10/01/43	1,758	1,844,135
3.500%	09/01/45	1,864	1,942,638
3.500%	10/01/45	6,322	6,655,544
3.500%	12/01/46	2,282	2,414,880
3.500%	01/01/47	774	815,207
3.500%	04/01/47	2,023	2,116,776
3.500%	04/01/47	3,917	4,123,756
3.500%	03/01/48	15,118	15,914,672
3.500%	04/01/48	2,577	2,660,198
4.000%	11/01/44	2,259	2,431,839
4.000%	02/01/45	3,211	3,436,794
4.000%	11/01/45	542	572,668
4.000%	07/01/46	2,329	2,487,108
4.000%	01/01/47	1,945	2,043,936
4.000%	04/01/47	752	795,302
4.000%	04/01/47	1,129	1,183,702
4.000%	08/01/47	31,060	32,530,361
4.000%	04/01/48	4,987	5,213,005
4.000%	06/01/48	7,908	8,244,269
4.500%	11/01/40	431	467,008
4.500%	10/01/45	5,393	5,971,842
4.500%	02/01/46	1,611	1,744,864
4.500%	11/01/47	3,857	4,075,289
4.500%	02/01/48	2,156	2,322,569
4.500%	05/01/48	5,939	6,276,773
4.500%	08/01/48	3,320	3,507,656
4.500%	08/01/48	7,844	8,249,550
4.500%	10/01/48	302	317,728

A22

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
3.000%	05/20/43	1,968	$ 2,036,614
3.000%	11/20/43	2,248	2,325,321
3.000%	04/20/45	2,415	2,489,699
3.000%	02/20/47	3,674	3,787,882
3.000%	05/20/47	5,862	6,040,797
3.500%	01/20/43	2,276	2,416,776
3.500%	10/20/43	2,002	2,102,075
3.500%	05/20/45	1,230	1,292,153
3.500%	07/20/46	1,778	1,867,544
3.500%	03/20/47	3,743	3,931,257
3.500%	10/20/47	1,308	1,358,488
3.500%	11/20/47	2,471	2,566,751
3.500%	12/20/47	1,730	1,817,129
3.500%	02/20/48	3,677	3,861,521
3.500%	04/20/48	2,508	2,602,611
3.500%	08/20/49	14,969	15,535,839
4.000%	05/15/46	526	558,178
4.000%	01/20/47	1,668	1,750,818
4.000%	06/20/47	4,501	4,713,444
4.000%	03/20/48	5,763	6,060,362
4.000%	09/20/48	4,016	4,180,659
4.500%	11/20/44	206	220,536
4.500%	11/20/45	301	321,281
4.500%	12/20/45	307	327,964
4.500%	07/20/48	4,920	5,172,885
4.500%	04/20/49	2,229	2,331,974

Total U.S. Government Agency Obligations (cost $398,516,262)			404,701,761
U.S. Treasury Obligations — 6.6%
U.S. Treasury Bonds
2.750%	11/15/47	3,600	4,077,422
2.875%	05/15/49	12,811	14,941,329
3.000%	11/15/44	7,200	8,457,188
3.000%	05/15/45	4,100	4,827,269
3.000%	02/15/49	1,900	2,265,379
3.125%	02/15/43	11,300	13,477,457
4.375%	05/15/41	10,100	14,275,719
4.500%	05/15/38	9,906	13,962,430
5.000%	05/15/37	350	516,182
5.250%	02/15/29	9,300	12,184,816
5.375%	02/15/31	1,500	2,067,891
6.875%	08/15/25	1,580	2,046,100
7.625%	11/15/22	1,400	1,656,484
U.S. Treasury Notes
1.375%	02/29/20(h)(k)	50,000	49,890,625
1.500%	09/30/21	4,066	4,056,152
1.500%	09/15/22	10,763	10,742,819
1.500%	09/30/24	13,030	12,997,425
1.625%	08/15/22	5,400	5,407,172
1.625%	09/30/26	6,634	6,635,555
1.625%	08/15/29	17,179	17,099,815
1.750%	05/15/22	9,670	9,709,284
1.750%	06/30/22	13,000	13,056,875
1.875%	12/31/19	25,000	24,997,070
2.000%	11/15/21	4,520	4,554,077
2.000%	02/15/23	8,100	8,210,109
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.000%	02/15/25	6,300	$ 6,432,645
2.125%	03/31/24	12,700	13,007,082
2.125%	11/30/24	6,600	6,777,891
2.250%	02/15/27	1,500	1,564,980
2.375%	08/15/24	10,300	10,683,836
2.625%	12/31/25	1,900	2,013,926
2.750%	02/15/28	1,500	1,628,555
2.875%	11/30/23	13,900	14,628,121
2.875%	08/15/28	3,500	3,848,359

Total U.S. Treasury Obligations (cost $312,603,487)			322,698,039

Total Long-Term Investments (cost $4,183,785,611)			4,507,585,035

	Shares
Short-Term Investments — 11.9%
Affiliated Mutual Funds — 6.8%
PGIM Core Ultra Short Bond Fund(w)	111,722,866	111,722,866
PGIM Institutional Money Market Fund (cost $217,692,867; includes $217,304,820 of cash collateral for securities on loan)(b)(w)	217,660,401	217,682,167

Total Affiliated Mutual Funds (cost $329,415,733)		329,405,033

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.1%
U.S. Treasury Bills
1.764%	11/29/19	25,000	24,925,738
1.859%	02/20/20	16,000	15,887,031
1.989%	01/02/20	18,000	17,915,799
2.020%	10/31/19(a)	75,000	74,889,844
2.039%	01/16/20	15,000	14,920,225
2.040%	06/18/20	2,617	2,583,550
2.070%	11/14/19	50,000	49,891,207
2.544%	01/02/20	50,000	49,766,110

Total U.S. Treasury Obligations (cost $250,637,157)			250,779,504

Total Short-Term Investments (cost $580,052,890)			580,184,537

TOTAL INVESTMENTS—104.6% (cost $4,763,838,501)			5,087,769,572

Liabilities in excess of other assets(z) — (4.6)%			(225,956,882)

Net Assets — 100.0%			$4,861,812,690

A23

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
S&P	Standard & Poor’s
SGX	Singapore Exchange
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,880,194 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,230,227; cash collateral of $217,304,820 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
849	2 Year U.S. Treasury Notes	Dec. 2019	$182,959,500	$ (425,086)
1,695	5 Year U.S. Treasury Notes	Dec. 2019	201,956,602	(1,048,476)
1,725	10 Year U.S. Treasury Notes	Dec. 2019	224,789,062	(1,940,626)
112	20 Year U.S. Treasury Bonds	Dec. 2019	18,179,000	(148,867)
748	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	143,545,875	(2,011,416)
1,664	EURO STOXX 50	Dec. 2019	64,476,441	870,568
929	FTSE 100 Index	Dec. 2019	84,337,725	1,159,380
855	Japanese Yen Currency	Dec. 2019	99,372,375	(480,937)
1,105	Mini MSCI Emerging Markets Index	Dec. 2019	55,354,975	(1,337,050)
2,567	S&P 500 E-Mini Index	Dec. 2019	382,290,475	(2,971,302)
535	SGX Nifty 50 Index	Oct. 2019	12,345,660	(116,630)
				(8,450,442)
Short Positions:
63	10 Year U.S. Ultra Treasury Notes	Dec. 2019	8,971,594	(109,136)
716	Australian Dollar Currency	Dec. 2019	48,458,880	762,540
1,664	British Pound Currency	Dec. 2019	128,252,800	431,600
850	Euro Currency	Dec. 2019	116,476,563	1,266,295
A24

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5,695	Euro STOXX Small 200 Index	Dec. 2019	$ 90,998,834	$ 311,689
800	Russell 2000	Dec. 2019	61,000,000	2,496,055
311	TOPIX Index	Dec. 2019	45,675,653	(1,941,503)
				3,217,540
				$(5,232,902)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Anadarko Petroleum Corp.	12/20/24	1.000%(Q)	6,780	$ (3,124)	$ 5,851	$ 8,975
AT&T Inc.	12/20/24	1.000%(Q)	12,220	(92,881)	(110,540)	(17,659)
Carnival Corp.	12/20/24	1.000%(Q)	6,135	(146,444)	(152,634)	(6,190)
CVS Health Corp.	12/20/24	1.000%(Q)	6,635	(75,254)	(89,163)	(13,909)
General Electric Co.	06/20/23	1.000%(Q)	2,205	(28,415)	(8,889)	19,526
General Electric Co.	06/20/21	1.000%(Q)	3,995	(7,249)	(35,444)	(28,195)
McKesson Corp.	12/20/24	1.000%(Q)	6,290	—	62,702	62,702
Morgan Stanley	12/20/24	1.000%(Q)	12,200	(257,836)	(204,314)	53,522
United Health Group, Inc.	12/20/24	1.000%(Q)	12,500	(414,475)	(423,397)	(8,922)
Verizon Communications	12/20/24	1.000%(Q)	3,330	(74,509)	(77,311)	(2,802)
				$(1,100,187)	$(1,033,139)	$ 67,048

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Hess Corp.	12/20/24	1.000%(Q)	6,935	1.336%	$(73,794)	$(112,360)	$(38,566)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33	12/20/24	1.000%(Q)	47,170	$903,574	$942,370	$38,796
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A25

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index (T)	+3bps (T)	Societe Generale	9/19/29	(50,000)	$1,018,798	$—	$1,018,798
Bloomberg Commodity Index 6 Month Forward(T)	1 Month LIBOR +12bps(T)	Societe Generale	11/07/19	50,000	(745,321)	—	(745,321)
Custom Commodity Basket Swap(T)	–	UBS AG	10/01/19	—	285,809	—	285,809
					$ 559,286	$—	$ 559,286

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26